Summary of Significant Accounting Policies - Foreign Currency, Convenience Translation and Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥) ¥ / $	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign Currency
Foreign currency exchange (losses)/gains	$ 1,458	¥ 9,477	¥ (11,418)	¥ (7,425)
Foreign currency translation adjustments	$ 12,576	¥ 81,834	(60,138)	¥ (29,345)
Convenience Translation
Convenience translation rate (RMB to USD) | ¥ / $		6.5063
Accounts Receivable
Allowance for doubtful accounts | ¥		¥ 0	¥ 0
Percentage of accounts receivable representing output VAT	4.00%	4.00%